ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

April 3, 2025	Christopher Labosky
T +1 617 235 4562
Christopher.Labosky@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Ardian Access LLC

(File Nos. 333-282445, 811-24006)

Ladies and Gentlemen:

On behalf of Ardian Access LLC, a Delaware limited liability company, we are today filing via EDGAR Pre-Effective Amendment No. 2 to the Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

This Pre-Effective Amendment to the Registration Statement is being filed for the purpose of responding to comments from the staff of the Securities and Exchange Commission and to make certain other changes.

No registration fees have been paid in connection with this filing. Registrant notes that it previously paid filing fees in connection with its initial registration statement filing on Form N-2 (SEC Accession No. 0001193125-24-230218) and is not seeking to register additional shares with this filing. Registrant expects to make an additional Pre-Effective Amendment at which time it will update the amount of shares registered and pay the appropriate filing fees. Please direct any questions or comments regarding this filing to me at (617) 235-4562 or to Gregory Davis at (415) 315-6327. Thank you for your attention in this matter.

Sincerely,

/s/ Christopher Labosky
Christopher Labosky

cc:	Gregory Davis, Esq.